Cover	Jul. 29, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 29, 2024
Entity Registrant Name	Crescent Energy Company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41132
Entity Tax Identification Number	87-1133610
Entity Address, Address Line One	600 Travis Street
Entity Address, Address Line Two	Suite 7200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	332-7001
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CRGY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001866175
Amendment Flag	true
Amendment Description	On August 2, 2024, Crescent Energy Company (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission. The Original Report disclosed the consummation of the previously announced acquisition contemplated by the Agreement and Plan of Merger (the “Merger Agreement”) dated as of May 15, 2024, by and among the Company, SilverBow Resources, Inc. (“SilverBow”), Artemis Acquisition Holdings Inc., a Delaware corporation and a direct wholly owned subsidiary of Crescent, Artemis Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company, and Artemis Merger Sub II LLC, a Delaware limited liability company and a direct wholly owned subsidiary of Artemis Holdings, pursuant to which, following a series of transactions (collectively, the “Merger”), SilverBow became an indirect wholly owned subsidiary of the Company. The Merger was consummated on July 30, 2024.This Current Report on Form 8-K/A amends the Original Report to include the financial statements required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b). Except as provided herein, the disclosures made in the Original Report remain unchanged.